Trade Receivables, Net	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023
Trade Receivables Net [Line Items]
Trade Receivables, net
NOTE 8	Trade Receivables, net
Trade receivables, net as of December 31, 2023 are comprised as follows:

(In thousands)	December 31, 2023
Customer receivables for services provided	R$	135,998
Expected credit losses		(1,566)

Total	R$	134,432

Current	R$	129,312
Non-current(*)		5,120

Total	R$	134,432

(*)
Mainly refers to the information supply contract signed in November 2019. The negotiated payment term was to receive the consideration in seven annual installments and seventy-two
monthly installments. Revenue was recognized upon delivery when the performance obligation was met.

Changes in the expected credit losses were as follows:

(In thousands)	December 31, 2023
Beginning of the year	R$	—
Acquisition		1,858
Net remeasurement of loss allowances		(292)

End of the year	R$	1,566

Boa Vista Servicos S A [member]
Trade Receivables Net [Line Items]
Trade Receivables, net
7	Accounts receivable
Accounts receivable as of August 7, 2023 and December 31, 2022 are comprised as follows:

	August 7,	December 31,
	2023	2022
Customer receivables for services provided	133,158	143,542
Expected credit losses	(4,035)	(2,195)

Total	129,123	141,347

Current	123,093	132,989
Non-current (*)	6,030	8,358

Total	129,123	141,347

(*)
The
non-current
balance refers to the long-term portion of one specific contract with a customer, signed in 2019. The payment term negotiated was to receive the consideration in seven annual installments and seventy-two
monthly installments. Revenue was recognized upon the delivery when the performance obligation was fulfilled. The adjustment to fair value related to this balance was R$759 on August 7, 2023 (R$1,200 on December 31, 2022).

The breakdown of accounts receivable by maturity date and the analysis of loss allowance are presented in the table below:

			August 7, 2023			December 31, 2022
			Average			Average
	Credit		rate of	Gross		rate of	Gross
	recovery	Aging of	expected	carrying	Loss	expected	carrying	Loss
Default	score	receivables	loss (*)	amount	allowance	loss (*)	amount	allowance
		Falling due	0.36%	124,977	456	0.26%	128,241	333
Customers		Overdue 1-30 days	5.39%	3,560	192	5.03%	4,054	204
past due up to 90 days	High/low score	Overdue 31-60 days	23.13%	947	219	15.79%	994	157
		Overdue 61-90 days	75.35%	354	267	25.52%	290	74
Overdue for	High score		89.32%	2,973	2,656	10.74%	9,553	1,026
more than 90 days	Low score		70.71%	346	245	97.80%	410	401

Total				133,158	4,035		143,542	2,195

(*)	The calculation methodology of the provision for expected credit losses is described in Note 30 (iii) .
Changes in the loss allowance were as follows:

	January 1, 2023 to	January 1, 2022 to
	August 7, 2023	December 31, 2022
Beginning of the period	2,195	3,281

Amounts written off	(1,637)	(1,880)
Net remeasurement of loss allowance	3,477	815
Transfer to assets held for sale	—	(21)

End of the period/year	4,035	2,195